Financial instruments - Cash and cash equivalents and investment (Details) - EUR (€) € in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Financial instruments
Cash at banks and on hand	€ 302,825		€ 237,562
Short term deposits			35,000
Money market funds	3,562		238,346
Total cash and cash equivalents	306,387	[1]	510,909	[1]	€ 415,155		€ 699,326
Cash and cash equivalents and investments	396,800		604,112
Short-term investments	90,413		93,203
Restricted cash balances	12,931		11,819
Restricted short-term investments	€ 20,483		€ 0

[1]	incl. €12,931k (2023: €11,819k) of restricted cash